UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21439

Fidelity Rutland Square Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2008

Item 1. Reports to Stockholders

PAS Core Income
Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Semiannual

August 31, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Actual	$ 1,000.00	$ 986.20	$ .00
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.21	$ .00

* Expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Fund Holdings as of August 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
PIMCO Total Return Fund Administrative Class	32.6	32.1
Fidelity Total Bond Fund	22.9	22.8
Fidelity Investment Grade Bond Fund	12.5	12.5
Metropolitan West Total Return Bond Fund Class M	11.1	11.0
Western Asset Core Plus Bond Portfolio	7.8	12.8
TCW Total Return Bond Fund N Class	4.3	3.0
Loomis Sayles Bond Fund Retail Class	2.6	0.0
PIMCO Mortgage-Backed Securities Fund Administrative Class	2.5	2.0
Fidelity Mortgage Securities Fund	1.9	0.0
Fidelity Real Estate Income Fund	0.6	1.5
	98.8
Asset Allocation (% of fund's investments)
As of August 31, 2008	As of February 29, 2008
Intermediate-Term Bond Funds 98.2%	Intermediate-Term Bond Funds 95.5%
Specialty Funds 0.6%	Specialty Funds 1.5%
Intermediate Government Funds 0.0%	Intermediate Government Funds 2.0%
Long Government Bond Funds 0.7%	Long Government Bond Funds 0.0%
Short-Term Funds 0.5%	Short-Term Funds 1.0%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Fixed-Income Funds - 99.5%
	Shares	Value
Intermediate-Term Bond Funds - 98.2%
Fidelity Investment Grade Bond Fund (a)	14,619,049	$ 100,725,251
Fidelity Mortgage Securities Fund (a)	1,488,833	15,052,100
Fidelity Total Bond Fund (a)	18,295,880	184,239,517
Loomis Sayles Bond Fund Retail Class	1,542,761	20,642,140
Metropolitan West Total Return Bond Fund Class M	9,522,958	89,515,809
PIMCO Mortgage-Backed Securities Fund Administrative Class	1,964,511	20,607,724
PIMCO Total Return Fund Administrative Class	24,627,129	262,525,189
TCW Total Return Bond Fund N Class	3,557,300	34,648,101
Western Asset Core Plus Bond Portfolio	6,628,756	62,906,894
TOTAL INTERMEDIATE-TERM BOND FUNDS		790,862,725
Long Government Bond Funds - 0.7%
Eaton Vance National Municipals Fund Class A	295,070	3,003,812
Fidelity Municipal Income Fund (a)	233,613	2,882,780
TOTAL LONG GOVERNMENT BOND FUNDS		5,886,592
Specialty Funds - 0.6%
Fidelity Real Estate Income Fund (a)	546,465	5,191,418
TOTAL FIXED-INCOME FUNDS (Cost $819,925,092)		801,940,735
Short-Term Funds - 0.5%

Fidelity Ultra-Short Bond Fund (a) (Cost $4,285,030)	452,614	3,734,063
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $824,210,122)		$ 805,674,798
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Investment Grade Bond Fund	$ 1,999,732
Fidelity Mortgage Securities Fund	51,357
Fidelity Municipal Income Fund	259,019
Fidelity Real Estate Income Fund	127,539
Fidelity Total Bond Fund	4,140,201
Fidelity Ultra-Short Bond Fund	49,850
$ 6,627,698
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Investment Grade Bond Fund	$ 93,224,500	$ 25,047,443	$ 14,023,842	$ 100,725,251
Fidelity Mortgage Securities Fund	-	14,928,351	-	15,052,100
Fidelity Municipal Income Fund	10,000,000	10,871,017	18,445,062	2,882,780
Fidelity Real Estate Income Fund	11,069,085	141,957	5,484,473	5,191,418
Fidelity Total Bond Fund	169,946,963	32,539,763	13,265,677	184,239,517
Fidelity Ultra-Short Bond Fund	7,238,730	49,850	3,291,515	3,734,063
Total	$ 291,479,278	$ 83,578,381	$ 54,510,569	$ 311,825,129
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 805,674,798	$ 805,674,798	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities at value - See accompanying schedule
Unaffiliated Underlying Funds (cost $503,112,948)	$ 493,849,669
Affiliated Underlying Funds (cost $321,097,174)	311,825,129
Total Investments (cost $824,210,122)		$ 805,674,798
Receivable for fund shares sold		1,404,708
Total assets		807,079,506

Liabilities
Payable for investments purchased	$ 921,657
Payable for fund shares redeemed	505,288
Distributions payable	9,741
Total liabilities		1,436,686

Net Assets		$ 805,642,820
Net Assets consist of:
Paid in capital		$ 829,207,612
Distributions in excess of net investment income		(440,161)
Accumulated undistributed net realized gain (loss) on investments		(4,589,307)
Net unrealized appreciation (depreciation) on investments		(18,535,324)
Net Assets, for 82,978,081 shares outstanding		$ 805,642,820
Net Asset Value, offering price and redemption price per share ($805,642,820 ÷ 82,978,081 shares)		$ 9.71

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends from Underlying Funds:
Unaffiliated		$ 11,973,493
Affiliated		6,627,698
Total Income		18,601,191

Expenses
Management fee	$ 940,298
Independent trustees' compensation	24,008
Total expenses before reductions	964,306
Expense reductions	(964,306)	-
Net investment income (loss)		18,601,191
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(3,592,501)
Affiliated	(995,292)	(4,587,793)
Change in net unrealized appreciation (depreciation) on underlying funds		(23,836,151)
Net gain (loss)		(28,423,944)
Net increase (decrease) in net assets resulting from operations		$ (9,822,753)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	For the period September 27, 2007 (Commencement of Operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,601,191	$ 12,386,121
Net realized gain (loss)	(4,587,793)	1,854,239
Change in net unrealized appreciation (depreciation)	(23,836,151)	5,300,827
Net increase (decrease) in net assets resulting from operations	(9,822,753)	19,541,187
Distributions to shareholders from net investment income	(18,445,155)	(12,982,318)
Distributions to shareholders from net realized gain	-	(1,855,753)
Total distributions	(18,445,155)	(14,838,071)
Share transactions Proceeds from sales of shares	213,879,071	786,306,551
Reinvestment of distributions	18,381,597	14,776,645
Cost of shares redeemed	(145,062,306)	(59,073,946)
Net increase (decrease) in net assets resulting from share transactions	87,198,362	742,009,250
Total increase (decrease) in net assets	58,930,454	746,712,366

Net Assets
Beginning of period	746,712,366	-
End of period (including distributions in excess of net investment income of $440,161 and distributions in excess of net investment income of $596,197, respectively)	$ 805,642,820	$ 746,712,366
Other Information Shares
Sold	21,746,745	78,434,848
Issued in reinvestment of distributions	1,871,016	1,468,828
Redeemed	(14,671,850)	(5,871,506)
Net increase (decrease)	8,945,911	74,032,170

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended August 31, 2008

Year ended February 29,

(Unaudited)

2008F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.243	.207
Net realized and unrealized gain (loss)	(.382)	.132
Total from investment operations	(.139)	.339
Distributions from net investment income	(.241)	(.222)
Distributions from net realized gain	-	(.027)
Total distributions	(.241)	(.249)
Net asset value, end of period	$ 9.71	$ 10.09
Total ReturnB,C	(1.38)%	3.42%
Ratios to Average Net AssetsG
Expenses before expense reductions	.25%A	.25%A
Expenses net of contractual waivers	.00%A	.00%A
Expenses net of all reductions	.00%A	.00%A
Net investment income (loss)	4.90%A	4.92%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 805,643	$ 746,712
Portfolio turnover rateE	27% A	19%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the Underlying Funds.

F For the period September 27, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

PAS Core Income Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated and unaffiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy for the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

initial filing of the Fund's federal tax return. Each of the Fund's prior federal tax returns remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,264,660
Unrealized depreciation	(20,801,498)
Net unrealized appreciation (depreciation)	$ (18,536,838)
Cost for federal income tax purposes	$ 824,211,636

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $188,975,479 and $101,646,248, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until March 31, 2010.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until March 31, 2010 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $964,306.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 6, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	$2,629,728,347.56	96.73
Withheld	$88,846,976.82	3.27
TOTAL	$2,718,575,324.38	100.00
Ralph F. Cox
Affirmative	$2,622,128,526.62	96.45
Withheld	$96,446,797.76	3.55
TOTAL	$2,718,575,324.38	100.00
Abigail P. Johnson
Affirmative	$2,626,921,359.00	96.63
Withheld	$91,653,965.38	3.37
TOTAL	$2,718,575,324.38	100.00
David L. Murphy
Affirmative	$2,631,043,450.13	96.78
Withheld	$87,531,874.25	3.22
TOTAL	$2,718,575,324.38	100.00
Roger T. Servison
Affirmative	$2,631,580,914.00	96.80
Withheld	$86,994,410.38	3.20
TOTAL	$2,718,575,324.38	100.00
A Denotes trust-wide proposal and voting results.

Annual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

PCI-SANN-1008
1.851418.100

PAS Income Opportunities Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Semiannual Report

August 31, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Actual	$ 1,000.00	$ 1,006.60	$ .00
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.21	$ .00

* Expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Fidelity Capital & Income Fund	28.3	29.1
T. Rowe Price High Yield Fund Advisor Class	23.8	24.0
PIMCO High Yield Fund Administrative Class	12.4	13.0
Fidelity High Income Fund	8.1	8.0
BlackRock High Yield Bond Portfolio Investor A Class	6.0	5.9
MainStay High Yield Corporate Bond Fund Class A	6.0	6.0
Goldman Sachs High Yield Fund Class A	5.6	6.0
Fidelity Advisor High Income Advantage Fund Institutional Class	4.8	5.0
Fidelity Floating Rate High Income Fund	2.5	1.5
Eaton Vance Floating-Rate Fund - Advisers Class	2.5	0.0
	100.0
Asset Allocation (% of fund's investments)
As of August 31, 2008	As of February 29, 2008
High Yield Bond Funds 95.0%	High Yield Bond Funds 97.0%
Bank Loan Funds 5.0%	Bank Loan Funds 3.0%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Fixed-Income Funds - 100.0%
	Shares	Value
Bank Loan Funds - 5.0%
Eaton Vance Floating-Rate Fund - Advisers Class	1,289,115	$ 11,344,208
Fidelity Floating Rate High Income Fund (a)	1,238,968	11,596,736
TOTAL BANK LOAN FUNDS		22,940,944
High Yield Bond Funds - 95.0%
BlackRock High Yield Bond Portfolio Investor A Class	3,861,608	27,571,883
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	2,541,474	22,187,070
Fidelity Capital & Income Fund (a)	16,083,231	129,470,008
Fidelity High Income Fund (a)	4,493,694	36,893,228
Goldman Sachs High Yield Fund Class A	3,688,470	25,597,979
MainStay High Yield Corporate Bond Fund Class A	4,762,975	27,291,844
PIMCO High Yield Fund Administrative Class	6,481,319	56,970,796
T. Rowe Price High Yield Fund Advisor Class	17,311,239	108,887,695
TOTAL HIGH YIELD BOND FUNDS		434,870,503
TOTAL FIXED-INCOME FUNDS (Cost $498,671,992)		457,811,447
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $498,671,992)		$ 457,811,447
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 705,021
Fidelity Capital & Income Fund	4,005,368
Fidelity Floating Rate High Income Fund	165,350
Fidelity High Income Fund	1,246,873
$ 6,122,612
Additional information regarding the Fund's fiscal year to date purchase and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 19,451,328	$ 3,738,699	$ 22,751	$ 22,187,070
Fidelity Capital & Income Fund	112,654,248	20,872,613	131,958	129,470,008
Fidelity Floating Rate High Income Fund	5,902,850	5,537,434	6,825	11,596,736
Fidelity High Income Fund	31,128,500	6,412,799	36,403	36,893,228
Total	$ 169,136,926	$ 36,561,545	$ 197,937	$ 200,147,042
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 457,811,447	$ 457,811,447	$ -	$ -
Income Tax Information
At February 29, 2008 the Fund had a capital loss carryforward of approximately $9 all of which expires February 29, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities at value - See accompanying schedule
Unaffiliated Underlying Funds (cost $279,576,551)	$ 257,664,405
Affiliated Underlying Funds (cost $219,095,441)	200,147,042
Total Investments (cost $498,671,992)		$ 457,811,447
Receivable for fund shares sold		633,737
Total assets		458,445,184

Liabilities
Payable for investments purchased	$ 391,250
Payable for fund shares redeemed	281,991
Distributions payable	7,245
Total liabilities		680,486

Net Assets		$ 457,764,698
Net Assets consist of:
Paid in capital		$ 500,102,821
Undistributed net investment income		204,993
Accumulated undistributed net realized gain (loss) on investments		(1,682,571)
Net unrealized appreciation (depreciation) on investments		(40,860,545)
Net Assets, for 50,786,112 shares outstanding		$ 457,764,698
Net Asset Value, offering price and redemption price per share ($457,764,698 ÷ 50,786,112 shares)		$ 9.01

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 8,980,329
Affiliated		6,122,612
Total income		15,102,941

Expenses
Management fee	$ 533,476
Independent trustees' compensation	13,087
Total expenses before reductions	546,563
Expense reduction	(546,563)	-
Net investment income (loss)		15,102,941
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	71,423
Affiliated	(5,989)	65,434
Change in net unrealized appreciation (depreciation) on underlying funds		(12,888,792)
Net gain (loss)		(12,823,358)
Net increase (decrease) in net assets resulting from operations		$ 2,279,583

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	For the period September 27, 2007 (Commencement of Operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,102,941	$ 10,044,837
Net realized gain (loss)	65,434	(1,748,005)
Change in net unrealized appreciation (depreciation)	(12,888,792)	(27,971,753)
Net increase (decrease) in net assets resulting from operations	2,279,583	(19,674,921)
Distributions to shareholders from net investment income	(14,939,374)	(10,003,411)
Share transactions Proceeds from sales of shares	117,514,650	434,876,319
Reinvestment of distributions	14,890,775	9,963,542
Cost of shares redeemed	(49,213,620)	(27,928,845)
Net increase (decrease) in net assets resulting from share transactions	83,191,805	416,911,016
Total increase (decrease) in net assets	70,532,014	387,232,684

Net Assets
Beginning of period	387,232,684	-
End of period (including undistributed net investment income of $204,993 and undistributed net investment income of $41,426, respectively)	$ 457,764,698	$ 387,232,684
Other Information Shares
Sold	12,726,394	43,660,253
Issued in reinvestment of distributions	1,613,034	1,041,062
Redeemed	(5,337,687)	(2,916,944)
Net increase (decrease)	9,001,741	41,784,371

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended August 31, 2008

Year ended February 29,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.327	.302
Net realized and unrealized gain (loss)	(.263)	(.728)
Total from investment operations	.064	(.426)
Distributions from net investment income	(.324)	(.304)
Net asset value, end of period	$ 9.01	$ 9.27
Total Return B, C	.66%	(4.34)%
Ratios to Average Net Assets G
Expenses before expense reductions	.25% A	.25% A
Expenses net of contractual waivers	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	7.02% A	7.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 457,765	$ 387,233
Portfolio turnover rate E	3% A	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the Underlying Funds.

F For the period September 27, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

PAS Income Opportunities Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated and unaffiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy for the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return. Each of the Fund's prior federal tax returns remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 38,468
Unrealized depreciation	(40,899,220)
Net unrealized appreciation (depreciation)	$ (40,860,752)
Cost for federal income tax purposes	$ 498,672,199

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $90,472,597 and $7,127,567, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until March 31, 2010.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

Semiannual Report

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until March 31, 2010 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $546,563.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 6, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	$2,629,728,347.56	96.73
Withheld	$88,846,976.82	3.27
TOTAL	$2,718,575,324.38	100.00
Ralph F. Cox
Affirmative	$2,622,128,526.62	96.45
Withheld	$96,446,797.76	3.55
TOTAL	$2,718,575,324.38	100.00
Abigail P. Johnson
Affirmative	$2,626,921,359.00	96.63
Withheld	$91,653,965.38	3.37
TOTAL	$2,718,575,324.38	100.00
David L. Murphy
Affirmative	$2,631,043,450.13	96.78
Withheld	$87,531,874.25	3.22
TOTAL	$2,718,575,324.38	100.00
Roger T. Servison
Affirmative	$2,631,580,914.00	96.80
Withheld	$86,994,410.38	3.20
TOTAL	$2,718,575,324.38	100.00
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

PIO-SANN-1008
1.851414.100

PAS International Fidelity Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Semiannual

August 31, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Actual	$ 1,000.00	$ 885.70	$ .00
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.21	$ .00

* Expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Fidelity® Diversified International Fund	18.3	16.7
Fidelity International Discovery Fund	17.6	21.2
Fidelity International Value Fund	14.8	11.2
Spartan® International Index Fund Investor Class	11.7	14.4
Fidelity Overseas Fund	8.5	10.4
Fidelity Advisor Diversified International Fund Institutional Class	8.0	9.6
Fidelity Aggressive International Fund	6.8	9.2
Fidelity Advisor Overseas Fund Institutional Class	6.1	0.0
Fidelity Japan Fund	2.7	0.0
Fidelity Emerging Markets Fund	1.4	1.4
	95.9
Asset Allocation (% of fund's investments)
As of August 31, 2008	As of February 29, 2008
Foreign Large Blend Funds 52.8%	Foreign Large Blend Funds 55.8%
Foreign Large Growth Funds 25.1%	Foreign Large Growth Funds 25.9%
Foreign Large Value Funds 14.8%	Foreign Large Value Funds 11.2%
Foreign Small Mid Growth Funds 1.0%	Foreign Small Mid Growth Funds 1.0%
Specialty Funds 1.2%	Specialty Funds 1.2%
Other 5.1%	Other 4.9%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 52.8%
Fidelity Advisor Diversified International Fund Institutional Class	2,057,833	$ 37,185,050
Fidelity Advisor Overseas Fund Institutional Class	1,446,640	28,426,481
Fidelity Canada Fund	75,628	4,434,854
Fidelity International Discovery Fund	2,397,593	82,549,140
Fidelity Overseas Fund	1,061,166	39,952,904
Spartan International Index Fund Investor Class	1,398,085	54,595,228
TOTAL FOREIGN LARGE BLEND FUNDS		247,143,657
Foreign Large Growth Funds - 25.1%
Fidelity Aggressive International Fund	2,654,043	31,981,221
Fidelity Diversified International Fund	2,584,373	85,465,214
TOTAL FOREIGN LARGE GROWTH FUNDS		117,446,435
Foreign Large Value Funds - 14.8%
Fidelity International Value Fund	7,454,165	69,100,113
Foreign Small Mid Growth Funds - 1.0%
Fidelity International Small Cap Opportunities Fund	410,644	4,619,748
Specialty Funds - 1.2%
Fidelity International Real Estate Fund	537,386	5,373,860
Other - 5.1%%
Fidelity Emerging Markets Fund	255,800	6,382,198
Fidelity Japan Fund	1,079,869	12,807,250
Fidelity Japan Smaller Companies Fund	546,732	4,822,175
TOTAL OTHER		24,011,623
TOTAL EQUITY FUNDS (Cost $574,651,837)		467,695,436
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $574,651,837)		$ 467,695,436
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 467,695,436	$ 467,695,436	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in affiliated securities, at value (cost $574,651,837) - See accompanying schedule		$ 467,695,436
Receivable for investments sold		205,217
Receivable for fund shares sold		271,101
Total assets		468,171,754

Liabilities
Payable for fund shares redeemed	$ 476,311
Total liabilities		476,311

Net Assets		$ 467,695,443
Net Assets consist of:
Paid in capital		$ 580,718,210
Undistributed net investment income		108,871
Accumulated undistributed net realized gain (loss) on investments		(6,175,237)
Net unrealized appreciation (depreciation) on investments		(106,956,401)
Net Assets, for 55,893,155 shares outstanding		$ 467,695,443
Net Asset Value, offering price and redemption price per share ($467,695,443 ÷ 55,893,155 shares)		$ 8.37

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends from underlying funds		$ 69,825

Expenses
Management fee	$ 624,396
Independent trustees' compensation	19,251
Total expenses before reductions	643,647
Expense reductions	(643,647)	-
Net investment income (loss)		69,825
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(5,758,755)
Change in net unrealized appreciation (depreciation) on underlying funds		(58,430,469)
Net gain (loss)		(64,189,224)
Net increase (decrease) in net assets resulting from operations		$ (64,119,399)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	For the period March 8, 2007 (commencement of operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,825	$ 5,652,050
Net realized gain (loss)	(5,758,755)	31,458,652
Change in net unrealized appreciation (depreciation)	(58,430,469)	(48,525,932)
Net increase (decrease) in net assets resulting from operations	(64,119,399)	(11,415,230)
Distributions to shareholders from net investment income	-	(5,613,004)
Distributions to shareholders from net realized gain	(23,455,626)	(8,419,507)
Total distributions	(23,455,626)	(14,032,511)
Share transactions Proceeds from sales of shares	187,073,339	508,423,425
Reinvestment of distributions	23,422,520	14,004,347
Cost of shares redeemed	(73,755,235)	(78,450,187)
Net increase (decrease) in net assets resulting from share transactions	136,740,624	443,977,585
Total increase (decrease) in net assets	49,165,599	418,529,844

Net Assets
Beginning of period	418,529,844	-
End of period (including undistributed net investment income of $108,871 and undistributed net investment income of $39,046, respectively)	$ 467,695,443	$ 418,529,844
Other Information Shares
Sold	19,256,572	47,999,745
Issued in reinvestment of distributions	2,478,574	1,276,604
Redeemed	(7,912,575)	(7,205,765)
Net increase (decrease)	13,822,571	42,070,584

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended August 31, 2008

Period ended February 29,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- I	.16
Net realized and unrealized gain (loss)	(1.08)	.14 F
Total from investment operations	(1.08)	.30
Distributions from net investment income	-	(.14)
Distributions from net realized gain	(.50)	(.21)
Total distributions	(.50)	(.35)
Net asset value, end of period	$ 8.37	$ 9.95
Total Return B, C	(11.43)%	2.67%
Ratios to Average Net Assets H
Expenses before expense reductions	.26% A	.26% A
Expenses net of contractual waivers	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	.03% A	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 467,695	$ 418,530
Portfolio turnover rate E	13% A	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period March 8, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

PAS International Fidelity Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers®), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy for the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return. Each of the Fund's prior federal tax returns remains subject to examination by the Internal Revenue Service (IRS).

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 67,788
Unrealized depreciation	(107,024,189)
Net unrealized appreciation (depreciation)	$ (106,956,401)
Cost for federal income tax purposes	$ 574,651,837

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $145,564,240 and $32,209,411, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until March 31, 2011.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

Semiannual Report

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until March 31, 2011 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $643,647.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 6, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	$2,629,728,347.56	96.73
Withheld	$88,846,976.82	3.27
TOTAL	$2,718,575,324.38	100.00
Ralph F. Cox
Affirmative	$2,622,128,526.62	96.45
Withheld	$96,446,797.76	3.55
TOTAL	$2,718,575,324.38	100.00
Abigail P. Johnson
Affirmative	$2,626,921,359.00	96.63
Withheld	$91,653,965.38	3.37
TOTAL	$2,718,575,324.38	100.00
David L. Murphy
Affirmative	$2,631,043,450.13	96.78
Withheld	$87,531,874.25	3.22
TOTAL	$2,718,575,324.38	100.00
Roger T. Servison
Affirmative	$2,631,580,914.00	96.80
Withheld	$86,994,410.38	3.20
TOTAL	$2,718,575,324.38	100.00
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Each year, typically in March, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly four times per year and considers at each of its meetings factors that it believes are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through committees.

At its March 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Strategic Advisers, Inc. (Strategic Advisers or SAI) under the management contract is consistent with Strategic Advisers' fiduciary duty under applicable law.

In their deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and the administrator, Fidelity Management & Research Company (FMR), including the background of the fund's investment personnel and the fund's investment objective and disciplines. The Independent Trustees also had discussions with senior management of investment operations and investment groups from Strategic Advisers and its affiliates. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether PAS International Fidelity Fund of Funds has operated within its investment objective, as well as its record of compliance with its investments restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because the fund had been in operation for less than one calendar year. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index and a peer group of mutual funds.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid by shareholders to Strategic Advisers. The Board considered Strategic Advisers' contractual commitment to waive the fund's management fee and reimburse its other expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) until March 31, 2011, which Strategic Advisers estimated would result in the fund having a net operating expense ratio of zero for that period.

The Board also considered information showing the management fee charged by Strategic Advisers to other registered investment companies with investment objectives similar to those of the fund. The information indicated that the fee rate paid to Strategic Advisers with respect to the fund (giving effect to the fund's fee waiver and expense reimbursement arrangement) were the same as or lower than the fee rates charged by Strategic Advisers to other registered investment companies.

Costs of Services and Profitability. The Board reviewed information regarding the cost of services provided by Strategic Advisers and its affiliates.

The Board concluded that the costs of the services provided by and the profits realized by Strategic Advisers and its affiliates in connection with the operation of the fund were not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay a management fee and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Possible Fall Out Benefits. The Board considered information regarding the direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of the Adviser's and its affiliates' profitability and other considerations described above.

Possible Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay a management fee and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Conclusion. Based on its evaluation of the factors that it deemed to be material, including those factors described above, considering all material factors, the Board unanimously concluded that the renewal of the fund's Advisory Contracts was in the best interests of the fund and its shareholders, and should be approved.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

PAI-SANN-1008
1.843744.101

PAS International
Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Semiannual

August 31, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Actual	$ 1,000.00	$ 901.00	$ .00
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.21	$ .00

* Expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	10.0	11.0
Fidelity Diversified International Fund	9.2	9.9
Fidelity International Discovery Fund	8.7	10.1
MFS Research International Fund Class A	6.8	6.3
Causeway International Value Fund Investor Class	5.5	9.2
Harbor International Fund Retirement Class	4.7	0.0
Manning & Napier Fund, Inc. World Opportunities Series Class A	4.6	4.1
Goldman Sachs Structured International Equity Fund Class A	4.1	6.6
GE Institutional International Equity Fund Service Class	3.9	4.4
UMB Scout International Fund	3.9	3.0
	61.4
Asset Allocation (% of fund's investments)
As of August 31, 2008	As of February 29, 2008
Foreign Large Blend Funds 40.2%	Foreign Large Blend Funds 38.7%
Foreign Large Growth Funds 16.0%	Foreign Large Growth Funds 17.8%
Foreign Large Value Funds 33.0%	Foreign Large Value Funds 37.7%
Specialty Funds 1.0%	Specialty Funds 0.0%
Other 9.8%	Other 5.8%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 40.2%
Fidelity Canada Fund (a)	88,254	$ 5,175,231
Fidelity International Discovery Fund (a)	1,574,173	54,198,774
GE Institutional International Equity Fund Service Class	1,570,276	24,150,850
Henderson International Opportunities Fund Class A	992,838	20,690,734
iShares MSCI EAFE Index ETF	208,200	13,235,274
Julius Baer International Equity Fund II Class A	1,032,327	14,607,430
Manning & Napier Fund, Inc. World Opportunities Series Class A	3,155,759	28,685,845
MFS Research International Fund Class A	2,607,901	42,091,526
SSgA International Stock Selection Fund Institutional Class	547,090	6,450,191
Thornburg International Value Fund Class A	652,989	17,389,094
UMB Scout International Fund	747,566	24,146,376
TOTAL FOREIGN LARGE BLEND FUNDS		250,821,325
Foreign Large Growth Funds - 16.0%
AIM International Growth Fund Class A	783,642	20,703,833
Fidelity Diversified International Fund (a)	1,737,694	57,465,526
T. Rowe Price International Stock Fund Advisor Class	119,546	1,653,325
William Blair International Growth Fund Class N	873,037	19,800,472
TOTAL FOREIGN LARGE GROWTH FUNDS		99,623,156
Foreign Large Value Funds - 33.0%
Causeway International Value Fund Investor Class	2,484,342	34,234,234
Goldman Sachs Structured International Equity Fund Class A	2,158,344	25,446,872
Harbor International Fund Retirement Class	491,673	29,397,155
MFS International Value Fund Class A	755,016	20,023,019
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	3,888,761	62,609,050
Oakmark International Fund Class I	456,868	7,931,236
Quant Foreign Value Fund Ordinary Shares	823,114	13,227,438
T. Rowe Price International Growth & Income Fund Advisor Class	895,278	12,856,193
TOTAL FOREIGN LARGE VALUE FUNDS		205,725,197
Foreign Small Mid Growth Funds - 0.0%
MFS International New Discovery Fund Class A	51	1,051
Neuberger Berman International Fund Trust Class	359	6,971
TOTAL FOREIGN SMALL MID GROWTH FUNDS		8,022
Equity Funds - continued
	Shares	Value
Foreign Small Mid Value Funds - 0.0%
Artisan International Value Fund Investor Class	38	$ 880
Third Avenue International Value Fund	47	808
TOTAL FOREIGN SMALL MID VALUE FUNDS		1,688
Specialty Funds - 1.0%
ING International Real Estate Fund Class A	646,978	6,256,273
SPDR DJ Wilshire International Real Estate ETF	800	35,432
TOTAL SPECIALTY FUNDS		6,291,705
Other - 9.8%
BlackRock Pacific Fund, Inc. Investor Class A	388,519	8,776,650
Fidelity Japan Fund (a)	1,623,701	19,257,096
Fidelity Japan Smaller Companies Fund (a)	589,398	5,198,487
GMO Emerging Countries Fund Class M	559,192	6,056,053
Henderson European Focus Fund Class A	30	814
iShares MSCI Emerging Markets Index ETF	900	36,045
iShares MSCI Japan Index ETF	3,500	39,970
Matthews Pacific Tiger Fund Class I	10,946	237,534
SPDR Russell/Nomura Small Cap Japan ETF	44,900	1,757,386
SSgA Emerging Markets Fund	42	953
Wintergreen Fund	1,573,021	19,898,715
TOTAL OTHER		61,259,703
TOTAL EQUITY FUNDS (Cost $728,974,933)		623,730,796
Short-Term Funds - 0.0%

Fidelity Select Money Market Portfolio (a) (Cost $363)	363	363
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $728,975,296)		$ 623,731,159
Security Type Abbreviation
ETF	-	Exchange-Traded Fund
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Select Money Market Portfolio	$ 363
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Canada Fund	$ 2,311,959	$ 3,040,991	$ 4,883	$ 5,175,231
Fidelity Diversified International Fund	50,022,750	13,786,402	493,475	57,465,526
Fidelity International Discovery Fund	50,998,317	10,490,404	458,774	54,198,774
Fidelity Japan Fund	-	22,346,357	14,650	19,257,096
Fidelity Japan Smaller Companies Fund	5,852,719	-	-	5,198,487
Total	$ 109,185,745	$ 49,664,154	$ 971,782	$ 141,295,114
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 623,731,159	$ 623,731,159	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities at value -
See accompanying schedule
Unaffiliated Underlying Funds
(cost $558,975,889)	$ 482,435,682
Affiliated Underlying Funds
(cost $169,999,407)	141,295,477
Total Investments
(cost $728,975,296)		$ 623,731,159
Cash		10
Receivable for investments sold		6,000,000
Receivable for fund shares sold		850,490
Total assets		630,581,659

Liabilities
Payable for investments purchased	$ 6,461,004
Payable for fund shares redeemed	389,484
Total liabilities		6,850,488

Net Assets		$ 623,731,171
Net Assets consist of:
Paid in capital		$ 738,809,721
Undistributed net investment income		644,355
Accumulated undistributed net realized gain (loss) on investments		(10,478,768)
Net unrealized appreciation (depreciation) on investments		(105,244,137)
Net Assets, for 67,564,659 shares outstanding		$ 623,731,171
Net Asset Value, offering price and redemption price per share ($623,731,171 ÷ 67,564,659 shares)		$ 9.23

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 690,628
Affiliated		363
Total Income		690,991

Expenses
Management fee	$ 787,828
Independent trustees' compensation	23,893
Total expenses before reductions	811,721
Expense reductions	(811,721)	-
Net investment income (loss)		690,991
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(11,007,635)
Affiliated	(193,787)
Realized gain distributions from Unaffiliated underlying funds	1,216,225	(9,985,197)
Change in net unrealized appreciation (depreciation) on underlying funds		(57,133,118)
Net gain (loss)		(67,118,315)
Net increase (decrease) in net assets resulting from operations		$ (66,427,324)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 690,991	$ 7,990,850
Net realized gain (loss)	(9,985,197)	41,170,489
Change in net unrealized appreciation (depreciation)	(57,133,118)	(62,463,106)
Net increase (decrease) in net assets resulting from operations	(66,427,324)	(13,301,767)
Distributions to shareholders from net investment income	(593,703)	(7,727,489)
Distributions to shareholders from net realized gain	(29,091,490)	(22,371,359)
Total distributions	(29,685,193)	(30,098,848)
Share transactions
Proceeds from sales of shares	257,373,088	376,245,139
Reinvestment of distributions	29,584,239	29,954,499
Cost of shares redeemed	(71,877,053)	(113,635,539)
Net increase (decrease) in net assets resulting from share transactions	215,080,274	292,564,099
Total increase (decrease) in net assets	118,967,757	249,163,484

Net Assets
Beginning of period	504,763,414	255,599,930
End of period (including undistributed net investment income of $644,355 and undistributed net investment income of $547,067, respectively)	$ 623,731,171	$ 504,763,414
Other Information Shares
Sold	24,737,362	31,552,960
Issued in reinvestment of distributions	2,861,145	2,567,239
Redeemed	(7,033,790)	(9,668,632)
Net increase (decrease)	20,564,717	24,451,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 11.34	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.22	.18
Net realized and unrealized gain (loss)	(1.02)	.08 F	1.57
Total from investment operations	(1.01)	.30	1.75
Distributions from net investment income	(.01)	(.18)	(.13)
Distributions from net realized gain	(.49)	(.72)	(.28)
Total distributions	(.50)	(.90)	(.41)
Net asset value, end of period	$ 9.23	$ 10.74	$ 11.34
Total Return B, C	(9.90)%	2.17%	17.53%
Ratios to Average Net Assets H
Expenses before expense reductions	.26% A	.26%	.26% A
Expenses net of contractual waivers	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	.22% A	1.88%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 623,731	$ 504,763	$ 255,600
Portfolio turnover rate E	20% A	34%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the Underlying Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period March 23, 2006 (commencement of operations) to February 28, 2007.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

PAS International Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments in the Underlying Funds, excluding ETFs, are valued at their closing net asset value (NAV) each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. ETFs are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted bid price. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy for the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's prior federal tax returns remains subject to examination by the Internal Revenue Service (IRS).

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,160,713
Unrealized depreciation	(106,404,908)
Net unrealized appreciation (depreciation)	$ (105,244,195)
Cost for federal income tax purposes	$ 728,975,354

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $251,828,907 and $64,526,584, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Strategic Advisers has contractually agreed to waive its management fee until March 31, 2011.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until March 31, 2011 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $811,721.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 6, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	$2,629,728,347.56	96.73
Withheld	$88,846,976.82	3.27
TOTAL	$2,718,575,324.38	100.00
Ralph F. Cox
Affirmative	$2,622,128,526.62	96.45
Withheld	$96,446,797.76	3.55
TOTAL	$2,718,575,324.38	100.00
Abigail P. Johnson
Affirmative	$2,626,921,359.00	96.63
Withheld	$91,653,965.38	3.37
TOTAL	$2,718,575,324.38	100.00
David L. Murphy
Affirmative	$2,631,043,450.13	96.78
Withheld	$87,531,874.25	3.22
TOTAL	$2,718,575,324.38	100.00
Roger T. Servison
Affirmative	$2,631,580,914.00	96.80
Withheld	$86,994,410.38	3.20
TOTAL	$2,718,575,324.38	100.00
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Final Shareholder Report Disclosure for PAS International Fund of Funds:

Each year, typically in March, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly four times per year and considers at each of its meetings factors that it believes are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through committees.

At its March 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Strategic Advisers, Inc. (Strategic Advisers or SAI) under the management contract is consistent with Strategic Advisers' fiduciary duty under applicable law.

In their deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and the administrator, Fidelity Management & Research Company (FMR), including the background of the fund's investment personnel and the fund's investment objective and disciplines. The Independent Trustees also had discussions with senior management of investment operations and investment groups from Strategic Advisers and its affiliates. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Investment Performance. The Board considered whether PAS International Fund of Funds has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds. Because the fund had been in existence less than three calendar years, the following table considered by the Board shows, for the one-year period ended October 31, 2007, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and the total return of a custom peer group of mutual funds identified by Strategic Advisers based on categories assigned by Morningstar, Inc.

The fund's custom peer group, defined by Strategic Advisers, is a peer group that Strategic Advisers believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Fund-specific performance results reviewed by the Board are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PAS International Fund of Funds

2007 Total Return % vs. SAI International Peer Group Median and MSCI EAFE

Total Returns
1 Year
11/1/06 - 10/31/07
PAS International Fund of Funds (FINFX)	27.76%
MSCI EAFE	25.09%
Difference	2.67%

SAI International Peer Group Median	26.33%
FINFX - SAI Peer Group Median	1.43%

FINFX % Beaten	57%
MSCI EAFE % Beaten	38%

Morningstar Foreign Large Blend Median	26.61%
Morningstar Foreign Large Growth Median	32.21%
Morningstar Foreign Large Value Median	23.35%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the period shown. The Board also stated that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid by shareholders to Strategic Advisers. The Board considered Strategic Advisers' contractual commitment to waive the fund's management fee and reimburse its other expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) until March 31, 2011, which Strategic Advisers estimated would result in the fund having a net operating expense ratio of zero for that period.

The Board also considered information showing the management fee charged by Strategic Advisers to other registered investment companies with investment objectives similar to those of the fund. The information indicated that the fee rate paid to Strategic Advisers with respect to the fund (giving effect to the fund's fee waiver and expense reimbursement arrangement) were the same as or lower than the fee rates charged by Strategic Advisers to other registered investment companies.

Semiannual Report

Costs of Services and Profitability. The Board reviewed information regarding the cost of services provided by Strategic Advisers' and its affiliates'.

The Board concluded that the costs of the services provided by and the profits realized by Strategic Advisers and its affiliates in connection with the operation of the fund were not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay a management fee and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Possible Fall Out Benefits. The Board considered information regarding the direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of the Adviser's and its affiliates' profitability and other considerations described above.

Possible Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay a management fee and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Conclusion. Based on its evaluation of the factors that it deemed to be material, including those factors described above, considering all material factors, the Board unanimously concluded that the renewal of the fund's Advisory Contracts was in the best interests of the fund and its shareholders, and should be approved.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

FOI-SANN-1008
1.824712.102

PAS Small Cap Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Semiannual

August 31, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Actual	$ 1,000.00	$ 1,040.50	$ .00
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.21	$ .00

* Expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Oppenheimer Main Street Small Cap Fund Class A	7.2	8.8
T. Rowe Price Small-Cap Value Fund	5.6	0.0
Westport Select Cap Fund Class R	4.9	5.5
Northern Small Cap Value Fund	4.9	0.0
RS Partners Fund Class A	4.7	6.9
Buffalo Small Cap Fund	4.4	5.1
Baron Small Cap Fund	4.2	5.1
Royce Value Plus Fund Service Class	4.0	4.9
American Beacon Small Cap Value Fund PlanAhead Class	4.0	0.0
iShares Russell 2000 Value Index ETF	3.8	2.3
	47.7
Asset Allocation (% of fund's investments)
As of August 31, 2008	As of February 29, 2008
Small Blend Funds 27.5%	Small Blend Funds 35.0%
Small Growth Funds 39.1%	Small Growth Funds 43.0%
Small Value Funds 17.1%	Small Value Funds 8.1%
Foreign Small Mid Growth Funds 0.0%	Foreign Small Mid Growth Funds 1.6%
Mid-Cap Blend Funds 4.9%	Mid-Cap Blend Funds 5.5%
Mid-Cap Growth Funds 2.8%	Mid-Cap Growth Funds 3.1%
Specialty Funds 8.6%	Specialty Funds 3.7%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Small Blend Funds - 27.5%
AIM Trimark Small Companies Fund Class A	221,403	$ 2,789,682
CRM Small Cap Value Fund Investor Class	176	3,539
Hennessy Cornerstone Growth II Fund	172	2,871
ICM Small Company Portfolio Institutional Class	88	2,866
ING Small Company Fund Class A	205,742	2,684,931
Keeley Small Cap Value Fund Class A	412,463	11,874,818
Laudus Rosenberg U.S. Discovery Fund Investor Class	808,243	13,974,519
Managers Special Equity Fund Managers Class	36	2,031
Natixis Vaughan Nelson Small Cap Value Fund Class A	62,851	1,438,651
Neuberger Berman Genesis Fund Trust Class	61	3,052
Oppenheimer Main Street Small Cap Fund Class A	1,723,774	31,958,760
Perritt Emerging Opportunities Fund	221,003	2,316,114
Perritt MicroCap Opportunities Fund	399,184	9,664,254
Royce Micro-Cap Fund Service Class (a)	164	2,355
RS Partners Fund Class A	687,555	20,640,401
T. Rowe Price Small-Cap Value Fund	678,198	24,645,720
Wasatch Small Cap Value Fund	665	2,189
TOTAL SMALL BLEND FUNDS		122,006,753
Small Growth Funds - 39.1%
Alger Small Cap Growth Institutional Fund Class I (a)	296,792	7,268,443
Baron Growth Fund	162,992	7,494,372
Baron Small Cap Fund	894,807	18,647,776
BlackRock Funds Small Cap Growth Equity Fund Investor Class A (a)	424,839	8,993,832
Brazos Micro Cap Portfolio Class N	137,284	2,462,868
Buffalo Small Cap Fund	913,964	19,604,522
Champlain Small Company Fund Advisor Class	911,251	12,265,435
Franklin Small Cap Growth Fund II Class A	364	3,348
Harbor Small Cap Growth Fund Investor Class	423	4,826
ING SmallCap Opportunities Fund Class A (a)	132,684	4,352,024
Equity Funds - continued
	Shares	Value
Small Growth Funds - continued
iShares Russell 2000 Growth Index ETF	169,600	$ 13,517,120
Lord Abbett Small Cap Blend Fund	842,246	13,602,274
Munder Micro-Cap Equity Fund Class A	89	2,634
Oberweis Emerging Growth Fund	106	1,990
Old Mutual Copper Rock Emerging Growth Portfolio Class A	221,212	2,232,028
Perimeter Small Capital Growth Fund Investor Shares (a)	374,054	3,942,525
Royce Value Plus Fund Service Class	1,365,276	17,844,153
RS Emerging Growth Fund Class A (a)	297,136	9,986,749
RS Smaller Co. Growth Fund Class A	167,771	2,746,410
Turner Small Cap Growth Fund Class I (a)	270,389	8,198,188
Wasatch Core Growth Fund	74	2,232
Wasatch Small Cap Growth Fund	227,056	6,788,983
Wasatch Ultra Growth Fund	109	2,065
William Blair Small Cap Growth Fund Class N	674,683	13,169,810
Winslow Green Growth Fund Investor Class (a)	279	4,713
TOTAL SMALL GROWTH FUNDS		173,139,320
Small Value Funds - 17.1%
Allianz NFJ Small-Cap Value Fund Admin Class	80	2,375
American Beacon Small Cap Value Fund PlanAhead Class	1,042,830	17,665,536
HighMark Small Cap Value Fund Class A	377,068	4,415,472
iShares Russell 2000 Value Index ETF	244,800	17,035,632
Northern Small Cap Value Fund	1,516,395	21,502,480
Royce Opportunity Fund Service Class	1,004,689	10,257,878
Westcore Small Cap Value Fund	425,027	5,002,572
TOTAL SMALL VALUE FUNDS		75,881,945
Mid-Cap Blend Funds - 4.9%
Hennessy Cornerstone Growth Fund	573	7,704
Kinetics Small Cap Opportunities Fund	82	1,974
Westport Select Cap Fund Class R	966,354	21,791,282
TOTAL MID-CAP BLEND FUNDS		21,800,960
Mid-Cap Growth Funds - 2.8%
FBR Focus Fund	262,630	12,272,683
Specialty Funds - 8.6%
FBR Small Cap Financial Fund	246,938	3,718,890
Fidelity Advisor Real Estate Fund Institutional Class (b)	874,200	14,747,760
John Hancock Regional Bank Class A	600,402	10,873,274
Equity Funds - continued
	Shares	Value
Specialty Funds - continued
RS Technology Fund Class A (a)	248,736	$ 3,517,123
SPDR S&P Biotech ETF	81,300	5,271,492
TOTAL SPECIALTY FUNDS		38,128,539
TOTAL EQUITY FUNDS (Cost $474,818,773)		443,230,200
Short-Term Funds - 0.0%
Fidelity Institutional Money Market Portfolio Class I (b) (Cost $6,300)	6,300	$ 6,300
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $474,825,073)		$ 443,236,500
Security Type Abbreviation
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Advisor Real Estate Fund Institutional Class	$ 57,164
Fidelity Institutional Cash Money Market Fund Class I	6,300
$ 63,464
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor Real Estate Fund Institutional Class	$ 7,087,385	$ 7,392,021	$ -	$ 14,747,760
Fidelity International Small Cap Opportunities Fund	5,687,157	-	4,868,192	-
Total	$ 12,774,542	$ 7,392,021	$ 4,868,192	$ 14,747,760
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 443,236,500	$ 443,236,500	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities at value -
See accompanying schedule
Unaffiliated Underlying Funds
(cost $459,644,456)	$ 428,482,440
Affiliated Underlying Funds
(cost $15,180,617)	14,754,060
Total Investments
(cost $474,825,073)		$ 443,236,500
Receivable for fund shares sold		722,029
Total assets		443,958,529

Liabilities
Payable for investments purchased	$ 448,827
Payable for fund shares redeemed	273,201
Total liabilities		722,028

Net Assets		$ 443,236,501
Net Assets consist of:
Paid in capital		$ 480,958,760
Undistributed net investment income		83,547
Accumulated undistributed net realized gain (loss) on investments		(6,217,233)
Net unrealized appreciation (depreciation) on investments		(31,588,573)
Net Assets, for 44,295,901 shares outstanding		$ 443,236,501
Net Asset Value, offering price and redemption price per share ($443,236,501 ÷ 44,295,901 shares)		$ 10.01

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 157,354
Affiliated		63,464
Total income		220,818

Expenses
Management fee	$ 500,791
Independent trustees' compensation	15,333
Total expenses before reductions	516,124
Expense reductions	(516,124)	-
Net investment income (loss)		220,818
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of
underlying fund shares:
Unaffiliated	(5,036,125)
Affiliated	(1,811,968)
Realized gain distributions from Unaffiliated
underlying funds	670,609	(6,177,484)
Change in net unrealized appreciation (depreciation) on underlying funds		21,209,329
Net gain (loss)		15,031,845
Net increase (decrease) in net assets resulting from operations		$ 15,252,663

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 220,818	$ 1,032,310
Net realized gain (loss)	(6,177,484)	19,697,855
Change in net unrealized appreciation (depreciation)	21,209,329	(60,798,279)
Net increase (decrease) in net assets resulting from operations	15,252,663	(40,068,114)
Distributions to shareholders from net investment income	(372,059)	(899,620)
Distributions to shareholders from net realized gain	(13,394,136)	(17,269,949)
Total distributions	(13,766,195)	(18,169,569)
Share transactions Proceeds from sales of shares	115,463,688	180,144,834
Reinvestment of distributions	13,742,777	18,078,092
Cost of shares redeemed	(47,340,827)	(83,962,304)
Net increase (decrease) in net assets resulting from share transactions	81,865,638	114,260,622
Total increase (decrease) in net assets	83,352,106	56,022,939

Net Assets
Beginning of period	359,884,395	303,861,456
End of period (including undistributed net investment income of $83,547 and undistributed net investment income of $234,788, respectively)	$ 443,236,501	$ 359,884,395
Other Information Shares
Sold	11,652,647	15,966,023
Issued in reinvestment of distributions	1,428,563	1,563,201
Redeemed	(4,796,970)	(7,332,514)
Net increase (decrease)	8,284,240	10,196,710

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 H

2007

2006 F

Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 11.77	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.03	.02	- I
Net realized and unrealized gain (loss)	.38	(1.17)	.75	1.46
Total from investment operations	.39	(1.14)	.77	1.46
Distributions from net investment income	(.01)	(.03)	(.01)	-
Distributions from net realized gain	(.36)	(.61)	(.30)	(.15)
Total distributions	(.37)	(.64)	(.31)	(.15)
Net asset value, end of period	$ 10.01	$ 9.99	$ 11.77	$ 11.31
Total Return B, C	4.05%	(10.38)%	6.86%	14.69%
Ratios to Average Net Assets G
Expenses before expense reductions	.26% A	.26%	.26%	.37% A
Expenses net of contractual waivers	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	.11% A	.30%	.17%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 443,237	$ 359,884	$ 303,861	$ 230,571
Portfolio turnover rate E	43% A	20%	27%	10% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the Underlying Funds.

F For the period June 23, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H For the year ended February 29.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

PAS Small Cap Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments in the Underlying Funds, excluding ETFs, are valued at their closing net asset value (NAV) each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. ETFs are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted bid price. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy for the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 11,538,549
Unrealized depreciation	(43,130,346)
Net unrealized appreciation (depreciation)	$ (31,591,797)
Cost for federal income tax purposes	$ 474,828,297

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities aggregated $154,426,340 and $85,435,469, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Strategic Advisers has contractually agreed to waive its management fee until March 31, 2011.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until March 31, 2011 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $516,124.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 6, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	$2,629,728,347.56	96.73
Withheld	$88,846,976.82	3.27
TOTAL	$2,718,575,324.38	100.00
Ralph F. Cox
Affirmative	$2,622,128,526.62	96.45
Withheld	$96,446,797.76	3.55
TOTAL	$2,718,575,324.38	100.00
Abigail P. Johnson
Affirmative	$2,626,921,359.00	96.63
Withheld	$91,653,965.38	3.37
TOTAL	$2,718,575,324.38	100.00
David L. Murphy
Affirmative	$2,631,043,450.13	96.78
Withheld	$87,531,874.25	3.22
TOTAL	$2,718,575,324.38	100.00
Roger T. Servison
Affirmative	$2,631,580,914.00	96.80
Withheld	$86,994,410.38	3.20
TOTAL	$2,718,575,324.38	100.00
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Final Shareholder Report Disclosure for PAS Small Cap Fund of Funds:

Each year, typically in March, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly four times per year and considers at each of its meetings factors that it believes are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through committees.

At its March 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Strategic Advisers, Inc. (Strategic Advisers or SAI) under the management contract is consistent with Strategic Advisers' fiduciary duty under applicable law.

In their deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and the administrator, Fidelity Management & Research Company (FMR), including the background of the fund's investment personnel and the fund's investment objective and disciplines. The Independent Trustees also had discussions with senior management of investment operations and investment groups from Strategic Advisers and its affiliates. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Investment Performance. The Board considered whether PAS Small Cap Fund of Funds has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds. Because the fund had been in existence less than three calendar years, the following table considered by the Board shows, for the one-year period ended October 31, 2007, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and the total return of a custom peer group of mutual funds identified by Strategic Advisers based on categories assigned by Morningstar, Inc.

The fund's custom peer group, defined by Strategic Advisers, is a peer group that Strategic Advisers believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Fund-specific performance results reviewed by the Board are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PAS Small Cap Fund of Funds

2007 Total Return % vs. SAI Small Cap SuperGroup Median and Russell 2000

Total Returns*
1 Year
11/1/06 - 10/31/07
PAS Small Cap Fund of Funds	13.88%
Russell 2000	9.27%
Difference	4.61%

SAI Small Cap SuperGroup** Median	13.17%
Difference	0.71%
% of SAI Small Cap SuperGroup Funds Beaten	52%

Morningstar SuperGroup*** Median	11.50%
Difference	2.38%

* Returns not annualized

** SAI Small Cap SuperGroup consists of 358 funds which make up SAI's Small Cap Core, Value, and Growth Peer Groups

*** Morningstar Small Cap SuperGroup consists of all 632 of Morningstar's Small Cap Core, Value, and Growth funds

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the period shown. The Board also stated that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid by shareholders to Strategic Advisers. The Board considered Strategic Advisers' contractual commitment to waive the fund's management fee and reimburse its other expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) until March 31, 2011, which Strategic Advisers estimated would result in the fund having a net operating expense ratio of zero for that period.

Semiannual Report

The Board also considered information showing the management fee charged by Strategic Advisers to other registered investment companies with investment objectives similar to those of the fund. The information indicated that the fee rate paid to Strategic Advisers with respect to the fund (giving effect to the fund's fee waiver and expense reimbursement arrangement) were the same as or lower than the fee rates charged by Strategic Advisers to other registered investment companies.

Costs of Services and Profitability. The Board reviewed information regarding the cost of services provided by Strategic Advisers' and its affiliates'.

The Board concluded that the costs of the services provided by and the profits realized by Strategic Advisers and its affiliates in connection with the operation of the fund were not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay a management fee and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Possible Fall Out Benefits. The Board considered information regarding the direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of the Adviser's and its affiliates' profitability and other considerations described above.

Possible Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay a management fee and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Conclusion. Based on its evaluation of the factors that it deemed to be material, including those factors described above, considering all material factors, the Board unanimously concluded that the renewal of the fund's Advisory Contracts was in the best interests of the fund and its shareholders, and should be approved.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

FOF-SANN-1008
1.816939.103

PAS U.S. Opportunity Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Semiannual

August 31, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Actual	$ 1,000.00	$ 971.60	$ .00
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.21	$ .00

* Expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
JPMorgan U.S. Large Cap Core Plus Fund Select Class	7.3	6.3
Fidelity Select Consumer Staples Portfolio	4.1	4.1
BlackRock Equity Dividend Fund Investor A Class	3.2	3.8
Janus Mid Capital Value Fund - Investor Shares	2.8	0.4
Fidelity Select Natural Resources Portfolio	2.8	1.5
JPMorgan Value Advantage Fund Select Class	2.7	0.0
Northern Small Cap Value Fund	2.6	0.0
American Beacon Large Cap Value Fund Plan Ahead Class	2.6	4.5
MFS Utilities Fund Class A	2.5	2.6
The Hartford Capital Appreciation Fund Class A	2.5	0.9
	33.1
Asset Allocation (% of fund's investments)
As of August 31, 2008	As of February 29, 2008
Large Blend Funds 21.6%	Large Blend Funds 30.0%
Large Growth Funds 10.8%	Large Growth Funds 9.9%
Large Value Funds 21.6%	Large Value Funds 17.6%
Mid-Cap Blend Funds 3.4%	Mid-Cap Blend Funds 5.9%
Mid-Cap Growth Funds 6.1%	Mid-Cap Growth Funds 8.6%
Mid-Cap Value Funds 7.7%	Mid-Cap Value Funds 2.7%
Small Blend Funds 2.0%	Small Blend Funds 0.4%
Small Growth Funds 1.1%	Small Growth Funds 0.4%
Small Value Funds 2.7%	Small Value Funds 0.1%
Specialty Funds 23.0%	Specialty Funds 24.4%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 21.6%
American Century Fundamental Equity Fund Investor Class	239,383	$ 3,092,824
Evergreen Enhanced S&P 500 Fund Class A	120	1,750
Fidelity 130/30 Large Capital Fund (a)(b)	396,943	3,858,282
Fidelity Fund (b)	149,341	4,979,036
Fidelity Growth & Income Portfolio (b)	172,431	3,817,619
Fidelity Select Consumer Staples Portfolio (b)	265,408	16,351,760
Fidelity Select Industrial Equipment Portfolio (b)	171,276	5,360,954
Fidelity Tax Managed Stock Fund (b)	64,903	910,595
JPMorgan U.S. Large Cap Core Plus Fund Select Class	1,567,316	29,293,128
RS Core Equity Fund Class A	232,774	9,450,630
The Hartford Capital Appreciation Fund Class A	288,075	9,993,318
TOTAL LARGE BLEND FUNDS		87,109,896
Large Growth Funds - 10.8%
Fidelity Growth Company Fund (b)	63,836	4,715,576
Ivy Capital Appreciation Fund Class A	181,933	1,766,567
Janus Fund	229,762	6,559,703
Janus Research Fund	269,191	7,322,004
John Hancock US Global Leaders Growth Fund Class A	180,121	4,915,493
Legg Mason Growth Trust, Inc. Financial Intermediary Class	46,197	1,183,569
Marsico 21st Century Fund	181,802	2,625,225
Natixis CGM Advisor Targeted Equity Fund Class A	339,013	3,691,851
Spectra Fund Class N (a)	682,024	6,786,135
The Hartford Growth Opportunities Fund Class A	143,983	3,998,396
TOTAL LARGE GROWTH FUNDS		43,564,519
Large Value Funds - 21.6%
1st Source Monogram Income Equity Fund	553,659	7,839,816
Allianz NFJ Dividend Value Fund Class D	106	1,549
American Beacon Large Cap Value Fund Plan Ahead Class	551,958	10,547,926
Artisan Opportunistic Value Fund Investor Shares	38,757	379,431
Aston Value Fund Class N	365,494	4,331,107
BlackRock Equity Dividend Fund Investor A Class	709,813	12,805,022
Columbia Value and Restructuring Fund Class Z	179,341	9,374,151
Eaton Vance Large-Cap Value Fund Class A	460,091	9,316,834
Evergreen Disciplined Value Fund Class A	320,254	4,438,727
Fidelity Equity-Income II Fund (b)	138,233	2,667,890
Goldman Sachs Growth & Income Fund Institutional Class	132,594	3,109,319
Goldman Sachs Large Cap Value Fund Institutional Class	434,496	5,439,886
Harbor Large Cap Value Fund Administrative Class	832,129	7,023,170
Equity Funds - continued
	Shares	Value
Large Value Funds - continued
John Hancock Classic Value Fund Class A	149,510	$ 2,595,502
Pioneer Cullen Value Fund Class A	388,992	7,278,043
TOTAL LARGE VALUE FUNDS		87,148,373
Mid-Cap Blend Funds - 3.4%
Aston/Optimum Mid Cap Fund Class N	295,152	7,871,691
Fidelity Leveraged Company Stock Fund (b)	92,377	2,813,816
Keeley All Capital Value Fund Class A (a)	118,735	1,494,875
Keeley Mid Capital Value Fund Class A (a)	108,959	1,413,199
TOTAL MID-CAP BLEND FUNDS		13,593,581
Mid-Cap Growth Funds - 6.1%
Baron iOpportunity Fund (a)	237,556	2,720,016
BlackRock US Opportunities Fund Investor A Class (a)	140,338	4,737,797
Fidelity Select Environmental Portfolio (b)	317,320	5,730,794
Janus Enterprise Fund (a)	30,013	1,624,005
Janus Orion Fund	185,378	2,187,459
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares	161,146	4,417,010
Munder Mid-Cap Core Growth Fund Class A	54,154	1,402,049
Neuberger Berman Mid Cap Growth Fund Trust Class (a)	119,556	1,738,338
TOTAL MID-CAP GROWTH FUNDS		24,557,468
Mid-Cap Value Funds - 7.7%
American Century Mid Cap Value Fund Investor Class	127,094	1,394,218
Delafield Fund, Inc. (a)	6,266	151,206
Fidelity Select Chemicals Portfolio (b)	84,726	7,111,057
Janus Mid Capital Value Fund - Investor Shares	517,083	11,468,900
JPMorgan Value Advantage Fund Select Class	654,743	10,940,752
TOTAL MID-CAP VALUE FUNDS		31,066,133
Small Blend Funds - 2.0%
Natixis Vaughan Nelson Small Cap Value Fund Class A	178,581	4,087,730
Royce Value Fund Service Class	369,302	4,143,568
TOTAL SMALL BLEND FUNDS		8,231,298
Small Growth Funds - 1.1%
Champlain Small Company Fund Advisor Class	4,318	58,115
Equity Funds - continued
	Shares	Value
Small Growth Funds - continued
Janus Triton Fund	293,158	$ 3,711,374
Wells Fargo Advantage Small Cap Growth Fund Administrator Class	44,417	505,026
TOTAL SMALL GROWTH FUNDS		4,274,515
Small Value Funds - 2.7%
Aston/River Road Small Cap Value Class N	1,157	14,000
Northern Small Cap Value Fund	751,819	10,660,788
Paradigm Value Fund	3,789	181,625
TOTAL SMALL VALUE FUNDS		10,856,413
Specialty Funds - 23.0%
Fidelity Real Estate Investment Portfolio (b)	207,326	5,492,053
Fidelity Select Banking Portfolio (b)	162,996	3,136,048
Fidelity Select Biotechnology Portfolio (a)(b)	92,853	6,652,948
Fidelity Select Brokerage & Investment Management Portfolio (b)	17,362	890,151
Fidelity Select Computers Portfolio (a)(b)	150,044	6,169,816
Fidelity Select Energy Services Portfolio (b)	35,262	3,405,583
Fidelity Select Financial Services Portfolio (b)	140,421	9,895,465
Fidelity Select Materials Portfolio (b)	79,939	4,454,996
Fidelity Select Medical Equipment & Systems Portfolio (b)	330,867	8,642,236
Fidelity Select Natural Resources Portfolio (b)	307,458	11,366,721
Fidelity Select Pharmaceuticals Portfolio (b)	451,916	4,695,404
Fidelity Select Software & Computer Services Portfolio (a)(b)	60,581	4,146,181
Fidelity Select Technology Portfolio (a)(b)	128,778	8,893,392
Fidelity Select Utilities Growth Portfolio (b)	63,686	3,464,527
Fidelity Select Wireless Portfolio (b)	162,872	1,140,107
MFS Utilities Fund Class A	602,696	10,245,836
TOTAL SPECIALTY FUNDS		92,691,464
TOTAL EQUITY FUNDS (Cost $414,032,353)		403,093,660
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $414,032,353)		$ 403,093,660
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Equity-Income II Fund	26,070
Fidelity Fund	44,001
Fidelity Growth & Income Portfolio	28,797
Fidelity Real Estate Investment Portfolio	3,848
Fidelity Select Banking Portfolio	8,589
Fidelity Select Brokerage & Investment Management Portfolio	3,642
Fidelity Select Chemicals Portfolio	7,478
Fidelity Select Consumer Staples Portfolio	2,314
Fidelity Select Financial Services Portfolio	1,516
Fidelity Select Industrial Equipment Portfolio	17,119
Fidelity Select Natural Resources Portfolio	2,351
Fidelity Select Pharmaceuticals Portfolio	7,779
$ 153,504
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underflying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity 130/30 Large Capital Fund	$ -	$ 4,019,646	$ -	$ 3,858,282
Fidelity Disciplined Equity Fund	1,243,253	-	1,219,645	-
Fidelity Equity-Income Fund	1,391,826	23,492	1,431,427	-
Fidelity Equity-Income II Fund	-	2,721,784	-	2,667,890
Fidelity Fund	1,934,447	5,515,822	2,211,764	4,979,036
Fidelity Growth & Income Portfolio	-	4,389,889	-	3,817,619
Fidelity Growth Company Fund	-	5,062,519	-	4,715,576
Fidelity Leveraged Company Stock Fund	2,795,341	-	-	2,813,816
Fidelity Real Estate Investment Portfolio	-	5,896,784	-	5,492,053
Fidelity Select Banking Portfolio	2,122,528	1,545,543	-	3,136,048
Fidelity Select Biotechnology Portfolio	-	6,321,470	-	6,652,948
Fidelity Select Brokerage & Investment Management Portfolio	985,808	45,186	-	890,151
Fidelity Select Chemicals Portfolio	3,531,834	5,300,617	2,409,757	7,111,057
Fidelity Select Computers Portfolio	2,998,636	3,213,142	-	6,169,816
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Select Consumer Staples Portfolio	$ 6,410,498	$ 10,273,706	$ -	$ 16,351,760
Fidelity Select Defense & Aerospace Portfolio	1,830,866	-	1,779,307	-
Fidelity Select Energy Services Portfolio	4,642,967	200,517	1,859,093	3,405,583
Fidelity Select Environmental Portfolio	573,888	5,010,515	-	5,730,794
Fidelity Select Financial Services Portfolio	2,131,197	7,900,911	-	9,895,465
Fidelity Select Industrial Equipment Portfolio	3,836,971	5,445,901	3,572,444	5,360,954
Fidelity Select Materials Portfolio	3,948,377	5,201,885	5,229,877	4,454,996
Fidelity Select Medical Equipment & Systems Portfolio	2,962,257	4,837,455	-	8,642,236
Fidelity Select Natural Resources Portfolio	2,304,920	9,121,910	-	11,366,721
Fidelity Select Pharmaceuticals Portfolio	4,091,735	650,408	-	4,695,404
Fidelity Select Software & Computer Services Portfolio	2,101,359	2,165,177	-	4,146,181
Fidelity Select Technology Portfolio	1,268,778	7,685,479	-	8,893,392
Fidelity Select Utilities Growth Portfolio	1,554,437	2,063,906	-	3,464,527
Fidelity Select Wireless Portfolio	2,782,459	-	1,588,956	1,140,107
Fidelity Tax Managed Stock Fund	1,817,296	-	854,933	910,595
Total	$ 59,261,678	$ 104,613,664	$ 22,157,203	$ 140,763,007
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 403,093,660	$ 403,093,660	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investments in securities at value - See accompanying schedule:
Unaffiliated Underlying Funds (cost $269,157,673)	$ 262,330,653
Affiliated Underlying Funds (cost $144,874,680)	140,763,007
Total investments (cost $414,032,353)		$ 403,093,660
Cash		2
Receivable for fund shares sold		520,372
Total assets		403,614,034

Liabilities
Payable for investments purchased	$ 241,647
Payable for fund shares redeemed	257,633
Total liabilities		499,280

Net Assets		$ 403,114,754
Net Assets consist of:
Paid in capital		$ 418,286,892
Undistributed net investment income		395,924
Accumulated undistributed net realized gain (loss) on investments		(4,629,369)
Net unrealized appreciation (depreciation) on investments		(10,938,693)
Net Assets, for 43,694,267 shares outstanding		$ 403,114,754
Net Asset Value, offering price and redemption price per share ($403,114,754 ÷ 43,694,267 shares)		$ 9.23

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 546,462
Affiliated		153,504
Total income		699,966

Expenses
Management fee	$ 460,598
Independent trustees' compensation	10,695
Total expenses before reductions	471,293
Expense reductions	(471,293)	-
Net investment income (loss)		699,966
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(1,608,770)
Affiliated	(4,082,694)
Realized gain distributions from underlying funds:
Unaffiliated	148,215
Affiliated	943,521	(4,599,728)
Change in net unrealized appreciation (depreciation) on underlying funds		4,120,368
Net gain (loss)		(479,360)
Net increase (decrease) in net assets resulting from operations		$ 220,606

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 699,966	$ 1,005,488
Net realized gain (loss)	(4,599,728)	3,395,466
Change in net unrealized appreciation (depreciation)	4,120,368	(14,407,897)
Net increase (decrease) in net assets resulting from operations	220,606	(10,006,943)
Distributions to shareholders from net investment income	(783,393)	(531,987)
Distributions to shareholders from net realized gain	(783,393)	(2,780,805)
Total distributions	(1,566,786)	(3,312,792)
Share transactions Proceeds from sales of shares	303,601,037	136,505,380
Reinvestment of distributions	1,556,389	3,297,520
Cost of shares redeemed	(56,253,461)	(35,353,292)
Net increase (decrease) in net assets resulting from share transactions	248,903,965	104,449,608
Total increase (decrease) in net assets	247,557,785	91,129,873

Net Assets
Beginning of period	155,556,969	64,427,096
End of period (including undistributed net investment income of $395,924 and undistributed net investment income of $479,351, respectively)	$ 403,114,754	$ 155,556,969
Other Information Shares
Sold	33,135,942	12,983,027
Issued in reinvestment of distributions	164,349	310,412
Redeemed	(5,918,093)	(3,387,825)
Net increase (decrease)	27,382,198	9,905,614

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.08	- J
Net realized and unrealized gain (loss)	(.29)	(.37)	.06 F
Total from investment operations	(.27)	(.29)	.06
Distributions from net investment income	(.02)	(.04)	-
Distributions from net realized gain	(.02)	(.19)	-
Total distributions	(.04)	(.23)	-
Net asset value, end of period	$ 9.23	$ 9.54	$ 10.06
Total Return B, C	(2.84)%	(3.11)%	.60%
Ratios to Average Net Assets H
Expenses before expense reductions	.26% A	.26%	.27% A
Expenses net of contractual waivers	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	.38% A	.74%	.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 403,115	$ 155,557	$ 64,427
Portfolio turnover rate E	25% A	82%	274% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period December 29, 2006 (commencement of operations) to February 28, 2007.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

I For the year ended February 29.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

PAS U.S. Opportunity Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated and unaffiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers®), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy for the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's prior federal tax returns remains subject to examination by the Internal Revenue Service (IRS).

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 7,623,690
Unrealized depreciation	(18,562,383)
Net unrealized appreciation (depreciation)	$ (10,938,693)
Cost for federal income tax purposes	$ 414,032,353

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund Shares), other than short-term securities, aggregated $293,817,902 and $44,705,524, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until
December 19, 2009.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until December 19, 2009 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $471,293.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 6, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	$2,629,728,347.56	96.73
Withheld	$88,846,976.82	3.27
TOTAL	$2,718,575,324.38	100.00
Ralph F. Cox
Affirmative	$2,622,128,526.62	96.45
Withheld	$96,446,797.76	3.55
TOTAL	$2,718,575,324.38	100.00
Abigail P. Johnson
Affirmative	$2,626,921,359.00	96.63
Withheld	$91,653,965.38	3.37
TOTAL	$2,718,575,324.38	100.00
David L. Murphy
Affirmative	$2,631,043,450.13	96.78
Withheld	$87,531,874.25	3.22
TOTAL	$2,718,575,324.38	100.00
Roger T. Servison
Affirmative	$2,631,580,914.00	96.80
Withheld	$86,994,410.38	3.20
TOTAL	$2,718,575,324.38	100.00
A Denotes trust-wide proposal and voting results.

Annual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

FOU-SANN-1008
1.836925.101

PAS U.S. Opportunity Fidelity Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Semiannual

August 31, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Actual	$ 1,000.00	$ 962.20	$ .00
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.21	$ .00

* Expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Spartan® U.S. Equity Index Fund Investor Class	8.2	0.0
Fidelity® Equity-Income II Fund	8.2	6.9
Fidelity Select Software & Computer Services Portfolio	7.8	5.8
Fidelity Select Consumer Staples Portfolio	7.8	7.9
Fidelity Select Medical Equipment & Systems Portfolio	7.4	0.0
Fidelity Growth & Income Portfolio	7.2	0.0
Fidelity Blue Chip Value Fund	6.4	2.3
Fidelity Utilities Fund	6.2	0.0
Fidelity Select Energy Portfolio	5.2	0.0
Fidelity Select Pharmaceuticals Portfolio	3.7	6.3
	68.1
Asset Allocation (% of fund's investments)
As of August 31, 2008	As of February 29, 2008
Large Blend Funds 28.4%	Large Blend Funds 18.4%
Large Growth Funds 2.5%	Large Growth Funds 9.3%
Large Value Funds 16.4%	Large Value Funds 22.7%
Mid-Cap Blend Funds 4.3%	Mid-Cap Blend Funds 0.0%
Mid-Cap Growth Funds 3.2%	Mid-Cap Growth Funds 2.3%
Mid-Cap Value Funds 3.7%	Mid-Cap Value Funds 5.9%
Small Growth Funds 0.1%	Small Growth Funds 0.0%
Specialty Funds 41.4%	Specialty Funds 41.4%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 28.4%
Fidelity Advisor Cyclical Industries Fund Institutional Class	342,320	$ 7,890,467
Fidelity Growth & Income Portfolio	1,212,818	26,851,793
Fidelity Select Consumer Staples Portfolio	473,845	29,193,608
Fidelity Select Industrial Equipment Portfolio	376,624	11,788,333
Spartan U.S. Equity Index Fund Investor Class	677,909	30,838,064
TOTAL LARGE BLEND FUNDS		106,562,265
Large Growth Funds - 2.5%
Fidelity Select Consumer Discretionary Portfolio	11,554	223,564
Fidelity Select Leisure Portfolio	101,752	6,759,393
Fidelity Select Retailing Portfolio	56,036	2,173,080
TOTAL LARGE GROWTH FUNDS		9,156,037
Large Value Funds - 16.4%
Fidelity Blue Chip Value Fund	1,973,180	23,974,131
Fidelity Equity-Income Fund	144,257	6,562,267
Fidelity Equity-Income II Fund	1,595,928	30,801,420
TOTAL LARGE VALUE FUNDS		61,337,818
Mid-Cap Blend Funds - 4.3%
Fidelity Leveraged Company Stock Fund	25,491	776,468
Fidelity Select Construction & Housing Portfolio	277,938	9,030,200
Fidelity Select Defense & Aerospace Portfolio	50,935	3,569,035
Fidelity Select Transportation Portfolio	63,577	2,866,057
TOTAL MID-CAP BLEND FUNDS		16,241,760
Mid-Cap Growth Funds - 3.2%
Fidelity Select Environmental Portfolio	56,158	1,014,214
Fidelity Select IT Services Portfolio	650,946	10,916,373
TOTAL MID-CAP GROWTH FUNDS		11,930,587
Mid-Cap Value Funds - 3.7%
Fidelity Select Automotive Portfolio	33,374	946,832
Fidelity Select Chemicals Portfolio	155,085	13,016,322
TOTAL MID-CAP VALUE FUNDS		13,963,154
Small Growth Funds - 0.1%
Fidelity Advisor Small Cap Fund Institutional Class	15,628	380,539
Equity Funds - continued
	Shares	Value
Specialty Funds - 41.4%
Fidelity Advisor Real Estate Fund Institutional Class	381,714	$ 6,439,517
Fidelity Advisor Utilities Fund Institutional Class	1,824	36,021
Fidelity Real Estate Investment Portfolio	279,780	7,411,377
Fidelity Select Banking Portfolio	398,780	7,672,526
Fidelity Select Energy Portfolio	320,577	19,526,363
Fidelity Select Insurance Portfolio	261,444	11,798,958
Fidelity Select Medical Equipment & Systems Portfolio	1,061,403	27,723,846
Fidelity Select Multimedia Portfolio	14,032	465,986
Fidelity Select Natural Gas Portfolio	127,138	5,503,811
Fidelity Select Natural Resources Portfolio	55,978	2,069,506
Fidelity Select Pharmaceuticals Portfolio	1,351,825	14,045,458
Fidelity Select Software & Computer Services Portfolio (a)	427,071	29,228,741
Fidelity Utilities Fund	1,364,882	23,394,077
TOTAL SPECIALTY FUNDS		155,316,187
TOTAL EQUITY FUNDS (Cost $398,244,231)		374,888,347
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $398,244,231)		$ 374,888,347
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 374,888,347	$ 374,888,347	$ -	$ -
Income Tax Information
The fund intends to elect to defer to its fiscal year ending February 28, 2009 approximately $9,044,708 of losses recognized during the period November 1, 2007 to February 29, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in affiliated securities, at value (cost $398,244,231) - See accompanying schedule		$ 374,888,347
Cash		4
Receivable for investments sold		136,310
Receivable for fund shares sold		227,133
Total assets		375,251,794

Liabilities
Payable for fund shares redeemed	$ 363,444
Total liabilities		363,444

Net Assets		$ 374,888,350
Net Assets consist of:
Paid in capital		$ 442,008,256
Undistributed net investment income		1,167,857
Accumulated undistributed net realized gain (loss) on investments		(44,931,879)
Net unrealized appreciation (depreciation) on investments		(23,355,884)
Net Assets, for 40,866,000 shares outstanding		$ 374,888,350
Net Asset Value, offering price and redemption price per share ($374,888,350 ÷ 40,866,000 shares)		$ 9.17

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends from underlying funds		$ 1,167,857

Expenses
Management fee	$ 493,087
Independent trustees' compensation	16,715
Total expenses before reductions	509,802
Expense reductions	(509,802)	-
Net investment income (loss)		1,167,857
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(38,160,392)
Realized gain distributions from underlying funds	2,273,221	(35,887,171)
Change in net unrealized appreciation (depreciation) on underlying funds		19,168,486
Net gain (loss)		(16,718,685)
Net increase (decrease) in net assets resulting from operations		$ (15,550,828)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	For the period March 8, 2007 (commencement of operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,167,857	$ 2,530,336
Net realized gain (loss)	(35,887,171)	1,605,610
Change in net unrealized appreciation (depreciation)	19,168,486	(42,524,370)
Net increase (decrease) in net assets resulting from operations	(15,550,828)	(38,388,424)
Distributions to shareholders from net investment income	-	(2,314,541)
Distributions to shareholders from net realized gain	-	(10,866,114)
Distributions to shareholders from return of capital	-	(706,595)
Total distributions	-	(13,887,250)
Share transactions Proceeds from sales of shares	56,195,296	472,869,516
Reinvestment of distributions	-	13,861,317
Cost of shares redeemed	(53,380,647)	(46,830,630)
Net increase (decrease) in net assets resulting from share transactions	2,814,649	439,900,203
Total increase (decrease) in net assets	(12,736,179)	387,624,529

Net Assets
Beginning of period	387,624,529	-
End of period (including undistributed net investment income of $1,167,857 and $0, respectively)	$ 374,888,350	$ 387,624,529
Other Information Shares
Sold	5,861,312	43,837,878
Issued in reinvestment of distributions	-	1,310,143
Redeemed	(5,662,135)	(4,481,198)
Net increase (decrease)	199,177	40,666,823

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended August 31, 2008

Period ended February 29,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 9.53	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.09
Net realized and unrealized gain (loss)	(.39)	(.20)
Total from investment operations	(.36)	(.11)
Distributions from net investment income	-	(.06)
Distributions from net realized gain	-	(.28)
Return of capital	-	(.02)
Total distributions	-	(.36)
Net asset value, end of period	$ 9.17	$ 9.53
Total Return B, C	(3.78)%	(1.46)%
Ratios to Average Net Assets G
Expenses before expense reductions	.26% A	.26% A
Expenses net of contractual waivers	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	.59% A	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 374,888	$ 387,625
Portfolio turnover rate E	181% A	197% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period March 8, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

PAS U.S. Opportunity Fidelity Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers®), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy for the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return. Each of the Fund's prior federal tax returns remains subject to examination by the Internal Revenue Service (IRS).

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to excise tax regulations.

For the period ended February 29, 2008, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made. The tax treatment of distributions for the 2008 calendar year will be reported to shareholders prior to February 1, 2009.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,208,329
Unrealized depreciation	(29,564,213)
Net unrealized appreciation (depreciation)	$ (23,355,884)
Cost for federal income tax purposes	$ 398,244,231

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $362,005,139 and $355,749,413, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until March 31, 2010.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until March 31, 2010 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $509,802.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 6, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	$2,629,728,347.56	96.73
Withheld	$88,846,976.82	3.27
TOTAL	$2,718,575,324.38	100.00
Ralph F. Cox
Affirmative	$2,622,128,526.62	96.45
Withheld	$96,446,797.76	3.55
TOTAL	$2,718,575,324.38	100.00
Abigail P. Johnson
Affirmative	$2,626,921,359.00	96.63
Withheld	$91,653,965.38	3.37
TOTAL	$2,718,575,324.38	100.00
David L. Murphy
Affirmative	$2,631,043,450.13	96.78
Withheld	$87,531,874.25	3.22
TOTAL	$2,718,575,324.38	100.00
Roger T. Servison
Affirmative	$2,631,580,914.00	96.80
Withheld	$86,994,410.38	3.20
TOTAL	$2,718,575,324.38	100.00
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

PAO-SANN-1008
1.843748.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust

By:	/s/ Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	October 29, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	October 29, 2008